Consolidated Balance Sheets (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value	$ 0	$ 0
Ordinary shares, shares authorized	Unlimited	Unlimited
Ordinary shares, shares issued	156,434	31,682
Ordinary shares, shares outstanding	156,434	31,682